MERGER WITH FRONTLINE 2012 (Details 7) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 03, 2016	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Business Acquisition [Line Items]
Total operating revenues		$ 646,326	$ 754,306	$ 458,934
Net income (loss) from continuing operations		(264,322)	117,514	255,386
Loss from discontinued operations		0	0	(131,006)
Net (loss) income		(264,322)	117,514	124,380
Net loss attributable to non-controlling interest		(539)	(504)	30,244
Net (loss) income attributable to the Company		$ (264,861)	$ 117,010	$ 154,624
Basic and diluted earnings per share attributable to the Company from continuing operations (in dollars per share) | $ / shares		$ (1.56)	$ 0.75	$ 2.13
Basic and diluted (loss) earnings per share attributable to the Company from discontinued operations (in dollars per share) | $ / shares		0.00	0.00	(0.84)
Basic and diluted earnings per share attributable to the Company (in dollars per share) | $ / shares		$ (1.56)	$ 0.75	$ 1.29
Reverse stock split, conversion ratio	0.2
Proforma accounts [Member]
Business Acquisition [Line Items]
Total operating revenues				$ 934,670
Net income (loss) from continuing operations				269,352
Loss from discontinued operations				(131,006)
Net (loss) income				138,346
Net loss attributable to non-controlling interest				30,244
Net (loss) income attributable to the Company				$ 168,590
Basic and diluted earnings per share attributable to the Company from continuing operations (in dollars per share) | $ / shares				$ 2.24
Basic and diluted (loss) earnings per share attributable to the Company from discontinued operations (in dollars per share) | $ / shares				(0.84)
Basic and diluted earnings per share attributable to the Company (in dollars per share) | $ / shares				$ 1.40